Concentration of Risks (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jul. 21, 2005	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Concentration of Risks (Textual)
Cash and cash equivalents and restricted cash		$ 1,931	$ 13,009
Cash and cash equivalents and restricted cash from discontinued operations		1,044	3,510
Aggregate amount of cash and cash equivalents and restricted cash		1,336	4,545
Financial institutions deposit		$ 1,639	$ 11,974
Foreign currency exchange rate risk, description	The appreciation / (depreciation) of the United States $ against RMB was approximately 6.8%, (5.7%) and 4.9% in the years ended December 31, 2016, 2017 and 2018, respectively. The appreciation / (depreciation) of the United States $ against Rupee was approximately 3.3%, (4.7%) and 0.5% in the years ended December 31, 2016, 2017 and 2018, respectively.
Five suppliers [Member]
Concentration of Risks (Textual)
Concentration risk, percentage		71.00%
Net revenues [Member]
Concentration of Risks (Textual)
Concentration risk, percentage		74.80%	66.90%	51.70%
Customer B [Member] | Net revenues [Member]
Concentration of Risks (Textual)
Concentration risk, percentage				23.00%
Customer B [Member] | Accounts receivable [Member]
Concentration of Risks (Textual)
Concentration risk, percentage		55.00%	25.00%
Customer B [Member] | Net revenues [Member]
Concentration of Risks (Textual)
Concentration risk, percentage		59.60%	41.00%
Customer [Member] | Net revenues [Member]
Concentration of Risks (Textual)
Concentration risk, percentage		59.60%